Business Organization and Nature of Operations, Going Concern and Management's Plans (Details Narrative) - USD ($)	3 Months Ended			4 Months Ended	12 Months Ended
	Jun. 29, 2020	Mar. 31, 2020	Mar. 31, 2019	May 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Cash balance		$ 3,707,364			$ 478,854	$ 357,842
Working capital surplus		874,473
Accumulated deficit		(58,586,865)			(53,094,602)	(23,833,656)	$ (24,709,588)
Net loss before income tax		$ (5,492,263)	$ (1,483,479)		$ (28,385,044)	$ (7,204,540)
Subsequent Event [Member]
Proceeds from notes payable	$ 866,300			$ 6,930,000